Income Tax - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of valuation allowance:
Balance at beginning of the year	¥ 45,618	¥ 33,980	¥ 123,938
Derecognized			(110,153)
Additions	80,468	20,678	78,542
Reversals	(10,943)	(9,040)	(58,347)
Balance at end of the year	¥ 115,143	¥ 45,618	¥ 33,980